Employee Benefits (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Benefits (Textual) [Abstract]
Profit sharing contribution	2.50%	2.50%	2.50%
Company match of participant contributions	50.00%
Maximum annual compensation contribution	2.00%
Expense Under Plan	$ 270,000	$ 242,000	$ 199,000
Stock option granted	0	0	0
Total intrinsic value of stock options and outstanding	4,480	7,852
Total intrinsic value of exercisable stock options	$ 4,480	$ 7,852
Stock options Exercised	4,650	0	0
Stock option Vested	0	0